Taxes	12 Months Ended
Dec. 31, 2019
Taxes
Taxes

10.         Taxes

10.1       Current tax assets and liabilities

	2019	2018
Current tax assets
Other taxes(1)	714,197	211,558
Income tax(2)	190,605	765,399
Credit tax balance(3)	614,005	54,350
	1,518,807	1,031,307
Current tax liabilities
Income tax(2)	1,967,353	1,065,688
Tax of industry and commerce	195,776	174,207
National tax and surcharge on gasoline	145,569	141,408
Carbon tax	54,586	48,520
Value added tax	33,098	168,185
Other taxes(4)	174,397	153,292
	2,570,779	1,751,300

Non-current tax liabilities (5)	70,543	—

(1)

It includes the potential tax discount for VAT incurred in the acquisition of real productive fixed assets, in accordance with article 83 of Law 1943 of 2018 – Tax reform, and territorial tax advances.

(2)	It mainly corresponds to the 2019 income tax provision, net of self-withholdings, balances in favor (refunds), advances tax payments filed in the statement of the immediately preceding year.
(3)	VAT balance in favor, among others.
(4)	It includes royalties, transport tax, among others.
(5)

The advance payment mechanism of “works for taxes” is regulated by article 238 of Law 1819 of 2016 - Tax reform, which established it as a form of payment in respect of income tax payable for the years 2017 and 2018. In compliance therewith, in May 2018 and 2019, the Group’s companies recognized an asset and a liability for the value of the projects designated for each fiscal year.

10.2       Income tax

The Constitutional Court judged Law 1943 of 2018 (Tax reform) to be unconstitutional and established that this decision would take effect as of January 1, 2020. However, the this law must be followed for the fiscal year 2019. Below is indicated the tax effects applicable in Colombia for 2019:

-	The income tax rate applicable to national companies, foreign companies with permanent establishments and foreign entities will be 33%.
-	The income tax rate for the 2018 tax year was 33% with a surcharge of 4% applicable on net income exceeding COP$800 million.
-	The income tax for tax free trade zone users will be 20%. The tax rate of companies located in a free trade zone with a legal stability agreement is 15% during term of the said agreement.
-

The presumptive income rate will decrease from 3.5% to 1.5% from 2018. Tax losses accumulated until December 31, 2016 that have not been compensated, may be carried forward in accordance to the formula provided in the article 290 of Law 1819/2016.

-

For fiscal year 2019, the Ecopetrol Business Group had subsidiaries that were subject to a 33% income tax rate, subsidiaries in free trade zones that were subject to a 15% or 20% income tax rate depending upon whether or not they complied with the CEJ rules and other subsidiaries that were subject to statutory income tax rates in the countries in which they were incorporated.

-

Depreciation and amortization methods and annual percentages are limited to those established in the tax rule and depends on the type of asset. For example, machinery and equipment depreciate at 10%, infrastructure (including pipelines) at 2.22% and vehicles and computers at 20%, among others. Additionally, oil investments can be amortized using the units-of-production method.

-

The cost of acquisition of exploration rights, geology and geophysics (G&G), exploratory drilling, etc., is capitalized for tax purposes until the technical and commercial feasibility of extracting the resource is achieved.

-	Tax losses may be offset against ordinary net income obtained in the following twelve taxable years.
-

In accordance with Article 290 of Law 1819 of 2016, any excess between estimated income reported and CREE that has not yet been offset, may be offset in accordance with the formula provided for this purpose in said article and subject to the term established in Article 189 of the Tax Code.

In 2019, the National Government issued Law 2010, which modified certain substantive aspects of the Tax law. (See more detail in Note 10.2.4. Tax reform).

Statute of limitations on review of tax returns

By general rule, the statute of limitations for the income tax return is three (3)years from the deadline to timely file the return as of the date of expiration or as of the filing date, when these have been filed extemporaneously. Returns filed by taxpayers that have made transactions subject to the transfer pricing regulations have a statute of limitations of six years.

For tax returns in which tax losses are either originated or carried forward, the statute of limitations will be 12 years counted as of their filing dates.

Income tax expense

	2019	2018	2017
Current income tax	7,117,040	7,539,093	5,108,549
Deferred income tax	(2,365,108)	783,136	472,772
Adjustments to prior years’ current and deferred tax	(33,519)	(63,744)	218,947
Income tax expenses	4,718,413	8,258,485	5,800,268

Reconciliation of the income tax expenses

The reconciliation between the income tax expenses and the tax determined based on the statutory tax rate applicable to the Ecopetrol Business Group in Colombia is as follows:

	2019	2018 *	2017 *
Net income before income tax	19,723,568	20,613,875	13,769,662
Statutory rate	33%	37%	40%
Income tax at statutory rate	6,508,777	7,627,134	5,507,865
ETR reconciliation items:
Non–deductible expenses	295,550	379,633	271,414
Rate differential adjustment	132,888	172,352	186,588
Impairment of non–financial assets	57,646	(128,461)	(175,750)
Increase in shareholding in Invercolsa	(2,943)	-	-
Non–taxable income	(524,658)	(119,963)	(107,881)
Prior years’ taxes	(33,520)	(63,744)	218,947
Foreign currency translation and exchange difference	(54,318)	751,210	(186,787)
Tax discounts and tax credit	(110,857)	—	—
Ecopetrol U.S.A. deferred tax	(1,550,152)	—	—
Effect of tax reform	—	(359,676)	—
Non–deductible wealth tax	—	—	85,872
Income tax calculated	4,718,413	8,258,485	5,800,268
Current	7,127,492	7,416,038	5,076,692
Deferred	(2,409,079)	842,447	723,576
	4,718,413	8,258,485	5,800,268

*Information from the years 2018 and 2017 were reclassified for purposes of comparability with 2019.

(1)

In 2019, two companies, Ecopetrol USA Inc. and Ecopetrol Permian, were created in the United States for the development of the unconventional hydrocarbons business. US tax regulations business reorganizations (IRC Section 368 (a) (1) (F)) makes it possible to offset tax losses occurring in previous years with future income tax returns. As of December 2018, Ecopetrol America Inc generated tax losses of USD $2,067 million and in 2019 it estimates these will increase to USD$107 million. Because the results of Ecopetrol America LLC and Ecopetrol Permian LLC will be consolidated into Ecopetrol USA Inc.’s financial statements, it will be responsible for the payment of taxes in the United States. IAS 12 establishes when a Company has strong evidence that will allow it to offset for deferred tax losses, it is possible to establish a deferred tax asset. The forecasts as of 2020 in the United States with the entry into operation of Ecopetrol Permian, allow for the reasonable expectation that taxable profits required to recover the losses of previous years will be generated; therefore, the recognition of the deferred tax asset is feasible.

The effective tax rate for the year ended December 31, 2019 was 23.9% (2018 - 40.1%). The decrease from the previous year is mainly due to: a) the effect of the deferred tax assets not recognized of Ecopetrol USA and Permian, b) a reduction of the nominal tax rate by 4 bps, (33% in 2019 as compared to 37% in 2018), c) the use of the 50% tax discount in the industry and commerce tax, d) the appreciation of Ecopetrol’s increased interest in Invercolsa, and, e) the application of the Tax reform for estimating the deferred tax balances; among others.

Deferred income tax

	2019	2018
Deferred tax assets	6,809,347	3,879,427
Deferred tax liabilities	(1,328,831)	(1,337,943)
Net deferred income tax	5,480,516	2,541,484

The detail of deferred tax assets and liabilities is as follows:

	2019	2018
Deferred tax assets (liabilities)
Loss carryforwards (1)	2,849,087	1,002,062
Provisions (2)	2,404,032	1,994,762
Employee benefits (3)	1,875,872	1,161,860
Accounts payable	1,631,706	1,193,098
Accounts receivable	139,410	79,591
Excess presumptive income	64,249	(37,638)
Right-of-use assets	(33,592)	—
Investments and hedging	(45,844)	(143,717)
Goodwill (4)	(363,968)	(404,394)
Property plant and equipment and Natural and environmental resources (5)	(3,040,436)	(2,304,140)
	5,480,516	2,541,484

(1)

In 2019, a deferred tax asset for loss carryforwards were recognized in the following companies: Ecopetrol USA Inc for COP$1,497,966, Refinería de Cartagena for COP$1,052,848 and Bioenergy for COP$64,343 and the excess of presumptive  income over net ordinary income of Refinería de Cartagena and Bioenergy for COP$228,569 and COP$5,361 respectively.

(2)	Corresponds to non-deductible accruals, mainly the provision for asset retirement obligation (ARO).
(3)	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long–term employees.
(4)	According to Colombian tax law, goodwill is amortizable, while under IFRS it is not amortized but such goodwill is subject to impairment tests and any difference results in a deferred tax liability.
(5)

For fiscal purposes, natural and environmental resources and property, plant and equipment have a useful life and a methodology for calculating depreciation and amortization different from those determined under international accounting standards. This item includes the amount of tax for occasional gains of 10% to the land. The main variation corresponds to the decrease in the income tax rate from 33% to 30%.

Deferred tax details are as follows:

	PPE and
	Natural			Loss carry	Accounts
	resources	Provisions	Employee benefits	forwards	payable
As of December 31, 2017	(1,006,299)	1,840,988	1,373,561	611,766	208,618
Profit or loss	(1,297,841)	153,774	(178,160)	390,296	984,480
OCI	—	—	(33,541)	—	—
As of December 31, 2018	(2,304,140)	1,994,762	1,161,860	1,002,062	1,193,098
Profit or loss	(736,296)	409,270	(57,343)	1,847,025	438,608
OCI	—	—	771,355	—	—
As of December 31, 2019	(3,040,436)	2,404,032	1,875,872	2,849,087	1,631,706

	Accounts		Right-of-use
	receivable	Goodwill	assets	Others	Total
As of December 31, 2017	94,864	(408,932)	—	(31,685)	2,682,881
Profit or loss	(15,273)	4,538	—	(884,261)	(842,447)
OCI	—	—	—	734,591	701,050
As of December 31. 2018	79,591	(404,394)	—	(181,355)	2,541,484
Profit or loss	59,819	40,426	(33,592)	441,162	2,409,079
OCI	—	—	—	(143,397)	627,958
Increase in Invercolsa shareholding	—	—	—	(98,005)	(98,005)
As of December 31, 2019	139,410	(363,968)	(33,592)	18,405	5,480,516

The Ecopetrol Business Group offsets deferred taxes assets and liabilities only if it has a legally enforceable right to offset current tax liabilities and assets; and, to the extent they relate to income taxes in the same tax jurisdiction and the same tax authority.

Deferred tax assets recognized

Deferred tax assets recognized in the consolidated financial statements as of December 31, 2019 and 2018 amounted to COP$6,809,347 and COP$3,879,427, respectively and is mainly comprised of the items included in "Detail of deferred tax assets and liabilities".

Deferred tax assets for tax loss carryforwards and excesses of presumptive income amount to COP$2,849,087 as of December 31, 2019 and is mainly comprised of:

•

Tax losses carryforwards that do not expire corresponding to Refinería de Cartagena, Bioenergy and Ecopetrol USA amount to COP$6,385,989  and correspond to deferred taxes assets of COP$1,052,848, COP $64,343 and COP$182,977, respectively.

•

Tax losses carryforwards that expire in 20 years from the year in which they were generated corresponding to Ecopetrol USA amounting to COP$6,144,400  (USD$1,904 million) and correspond to deferred tax assets of COP$1,288,249.

Additionally, as of December 31, 2019 the excess of presumptive income amounted to COP $1,332,854 that generates a deferred tax assets of COP $228,569 in Refinería de Cartagena, COP $5,361 in Bioenergy and COP $22,590 in Ecopetrol USA.

As of December 31, 2018, deferred tax assets have been recognized for an amount of COP$1,002,063 related to excesses of presumptive income and the accumulated tax losses of Refinería de Cartagena amount to COP$948,671 and Bioenergy Zona Franca S.A.S. amount to COP$53,392, as management expects these amounts will be realized in future periods.

The Ecopetrol Business Group recognizes deferred tax assets based on tax projections and the elimination of presumptive income from the year 2021, as contemplated in Law 2010/2019.

Refinería de Cartagena, Bioenergy, Ecopetrol Costa Afuera (“ECAS”), Ecopetrol USA, Permian and Andean Chemicals Ltd (“Andean”) have accumulated tax losses for a net amount of COP $12,402,061 as of December 2019 and COP $4,292,418 as of December 2018.

In accordance with the tax rules regulation applicable until December 31, 2016, excess presumptive income and minimum base excesses generated before 2017 in income and supplementary taxes and in income tax for equity equality - (CREE, as its acronym in Spanish) respectively, may be compensated with the ordinary taxable income in the following five years, using for this purpose, the formula established in number 6, of article 290 of law 1819/ of 2016. The tax loss carryforwards of Ecopetrol USA generated between 2008 and 2017, expire in  20 years from the year in which they were generated. The tax loss carryforwards generated starting January 1, 2018 have no expiration date and its use is limited to 80% of taxable income.

Deferred tax assets not recognized

Deferred tax assets related to the tax loss carryforwards generated by the subsidiaries Bioenergy S.A. Ecopetrol Costa Afuera and Andean Chemicals Ltd in the amount of COP $105,592, and excess  of presumptive income of Bioenergy SA, Ecopetrol Costa Afuera, Hocol Petroleum Company, Andean in the amount of COP $74,481, were not recognized, as Management believes it is not likely that these deferred tax assets will be recoverable in the short term.

If the  Ecopetrol Business Group had recognized this deferred tax asset, the profit for the year ending December 31, 2019 would have increased by COP$180,073.

The movements of deferred income tax for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Opening balance	2,541,484	2,682,881	2,608,311
Deferred tax recognized in profit or loss	2,409,079	(842,447)	(723,576)
Increase due to business combination (Invercolsa)	(98,005)	—	—
Deferred tax recognized in other comprehensive income(a)	627,958	701,050	798,146
Closing balance	5,480,516	2,541,484	2,682,881

(a)	The following is the detail of the income tax recorded in other comprehensive income:

December 31. 2019	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	2,571,184	(771,355)	1,799,829
Cash flow hedging for future crude oil exports (Note 29.1.2)	(356,339)	118,008	(238,331)
Hedge of a net investment in a foreign operation (Note 29.1.3)	87,524	(26,257)	61,267
Hedge with derivative instruments	(69,220)	22,769	(46,451)
Other	—	28,877	28,877
	2,233,149	(627,958)	1,605,191

December 31. 2018	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	(29,249)	33,539	4,290
Cash flow hedging for future crude oil exports (Note 29.1.2)	797,658	(264,284)	533,374
Hedge of a net investment in a foreign operation (Note 29.1.3)	1,382,278	(410,324)	971,954
Hedge with derivative instruments	77,872	(25,698)	52,174
Other	925	(34,283)	(33,358)
	2,229,484	(701,050)	1,528,434

December 31. 2017	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 21.1)	2,310,512	(762,469)	1,548,043
Cash flow hedging for future crude oil exports (Note 29.1.2)	167,458	(82,622)	84,836
Hedge of a net investment in a foreign operation (Note 29.1.3)	(86,563)	28,566	(57,997)
Hedge with derivative instruments	(53,385)	17,617	(35,768)
Other	6,649	762	7,411
	2,344,671	(798,146)	1,546,525

Deferred tax assets (liabilities) not recognized

As of December 31, 2019, deferred tax assets are not recognized on the difference between the accounting and tax basis associated with investments in subsidiaries and joint ventures of Ecopetrol (Base: COP$507,161 - Tax: COP$50,716), as the Ecopetrol Business Group does not have any intention of selling any of these investments in the foreseeable future.

Income tax provisions and contingent liabilities

Income tax returns for the 2011, 2012, 2014, 2015, 2016, 2017 and 2018 tax years and the CREE for the 2014, 2015, and 2016 tax years of the Group’s companies are subject to acceptance and review by the tax authorities. The management of the Group's companies considers whether the amounts accounted for as liabilities for taxes payable are sufficient and supported by current regulations, doctrine and jurisprudence to meet any claim that may be established with respect to these years. The Company's strategy is to avoid making fiscal decisions resulting in aggressive or risky positions that may call into question its tax returns.

Uncertain tax positions - IFRIC 23

The Ecopetrol Business Group’s strategy is to avoid making aggressive tax decisions that may cause questioning of its tax returns, in order to minimize the risk of possible challenge by the tax authorities.

Regarding uncertain positions where it has been determined that there may be a possible controversy with the tax authority that could result in an income tax increase, a success rate above 75% has been established, which has been calculated based on current regulations and official interpretations.

In accordance with the aforementioned standard, the Ecopetrol Group considers that uncertain tax positions included in its determination of income tax payable will not affect results if the success rate is above 75%. Notwithstanding, the Ecopetrol  Business Group will continue to monitor new regulations and doctrine issued by the tax authority and other entities.

10.2.1.    Dividend taxes

Dividends related to profits generated from the year ended December 31, 2017; dividends  will be subject to withholding at a rate of 7.5% ( 5% in 2018).  Further, if the earnings against which the dividends are distributed were not subject to corporate tax, these dividends are taxable by the income tax applicable during the distribution period (for 2019 the rate is 33%). In this scenario, the 7.5% tax on dividends will be applicable to the distributed amount, once it is reduced by the 33% (35% in 2018) income tax rate.

The non-taxed dividends that the Company will receive will not be subject to withholding tax due to the express provision of the regulation that establishes the dividends that are distributed within the business groups duly registered with the Chamber of Commerce and decentralized entities; they will not be subject to the retention at the source for this concept.

There are no effects on income tax related to dividend payments made by the Company to its shareholders during 2019 and 2018.

10.2.2.    Transfer prices

According to the Colombian tax law, income taxpayers who enter into transactions with related parties or related parties located in foreign jurisdictions and in free trade zones or with residents located in jurisdictions considered tax havens, are obliged to determine their ordinary and extraordinary income for purposes of the income and supplementary tax, its costs and deductions, considering for these operations the arm’s length principle.

Ecopetrol submitted its transfer pricing informative return for the 2018 taxable year and its corresponding supporting documentation, as well as the country-by-country report and the master file for the year 2018, in accordance with current tax law.

For fiscal year 2019, related party transactions in foreign jurisdictions, as well as the business conditions under which said operations were carried out and the general structure did not vary significantly with respect to the previous year. For this reason, it is possible to infer that these transactions were carried out in accordance with the arm’s length principle. It is estimated that there will be no need for adjustments derived from the analysis of transfer prices for 2019, which imply changes in the income provision of the taxable year 2019.

10.2.3.    Value added tax (VAT)

Law 1943/2018 established that VAT paid on the import, creation, construction or acquisition of real productive fixed assets may be treated as a tax credit for income tax purposes. This VAT cannot be assumed simultaneously as a cost or expense in the income tax nor will it be discounted from the sales tax.

10.2.4.       Tax reform

The Government issued the Law 2010/2019, which makes numerous changes to the Colombian tax rules. The Tax Reform reduces the corporate income tax (CIT) rate from 33% in 2019 to 32% for 2020, 31% for 2021 and 30% for 2022 and onwards.

The presumptive income tax rate (i.e., an alternative tax based on a percentage of the net equity of the last year) is reduced from 1.5% to 0.5% in 2020 and 0% for 2021 and onwards.

The thin capitalization rule ratio is modified from 3:1 (which includes all debt that generates interest with local and foreign entities, related or unrelated) to a 2:1 ratio that only considers debt transactions involving related local and foreign parties (including back-to-back transactions involving foreign third parties).

Tax on dividends

As of January 1, 2020, the Tax Reform establishes a 7.5% dividend tax on distributions between Colombian companies. The tax will be charged only on the first distribution of dividends between Colombian entities and may be credited against the dividend tax due once the ultimate Colombian company makes a distribution to its shareholders (nonresident shareholders (entities or individuals) or to Colombian individual residents). The dividend tax on local distributions does not apply if the Colombian companies are part of a registered economic group, or the distribution is to a Colombian entity qualifying for the new Colombian holding company (CHC) regime.

Normalization tax

The Tax Reform establishes a tax amnesty to “normalize” (i) unreported assets; or (ii) nonexistent liabilities that were included on a tax return. The amnesty will apply only for 2020 (September 25, 2020 is the due date for filing the normalization tax). The applicable tax rate is 15% of the value of the unreported assets or nonexistent liabilities.

Value added tax

Law 2010 of 2019 established that VAT paid on the import, training, construction or acquisition of real productive fixed assets may be deducted from taxable income. This VAT cannot be reported simultaneously as a cost and expense in the income tax return nor will it be discounted from the sales tax.

Concerning VAT, changes have been made to the list of goods and services excluded from VAT as set forth in Articles 424, 426 and 476 of the Tax Code, adding Article 437 to the Tax Code, with regard to guidelines on compliance with formal duties concerning VAT by service providers abroad, and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.

Tax procedures

With regards to procedure, changes have been made: (i) declarations for withholding at source which, that being inefficient, will be enforceable, (ii) electronic notification of administrative actions; (iii) payment of the entire amount covered by a statement of objections to avoid delinquent interest at the current rate plus two points; and (iv) elimination of the extension of enforcement to three (3) additional years to offset tax losses, and the period for taxpayers who must comply with the transfer pricing regime is reduced to five (5) years.

Additionally, an audit benefit was included for fiscal years 2020 to 2021. Under this benefit, private settlement by taxpayers of income tax and supplements that increase net income tax by a minimum of at least 30%, or 20% over the net income tax of the immediately preceding year, shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.

The above benefit does not apply to: (i) taxpayers who enjoy tax benefits due to their location in a specified geographic region; (ii) if it is demonstrated that declared withholdings at source are non-existent; (iii) if the net income tax is less than 71 UVT (COP$2,528.097 for fiscal year 2020). The deadline stipulated in this law does not extend to declarations of withholdings at source nor to the sales tax, which shall be established by the general regulation.